Cover	Dec. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Entity File Number	001-36615
Entity Registrant Name	GWG Holdings, Inc.
Entity Central Index Key	0001522690
Entity Tax Identification Number	26-2222607
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 2650
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(612)
Local Phone Number	746-1944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	GWGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false